Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP003Member	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	$ 143,129
EBP, Reconciliation to Form 5500, Payment to Participant, Decrease from Allocation to Withdrawing Participant, Paid	(372)
EBP, Reconciliation to Form 5500, Payment to Participant, Increase from Allocation to Withdrawing Participant, Not yet Paid	225
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits	$ 142,982